Significant accounting policies - Contract assets and deferred revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Amount of impairment losses of contract assets	¥ 28,819	¥ 0	¥ 0